CONSOLIDATED FINANCIAL STATEMENT DETAILS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Litigation settlement	$ 35,000,000.0
Interest income	2,700,000	$ 4,400,000	$ 4,900,000
Loss on extinguishment of debt	16,500,000
Fair value adjustment of equity instrument	3,400,000	1,700,000	700,000
Other than temporary impairment charge	0	4,000,000.0	2,100,000
Foreign currency exchange (losses) gains, net	$ 600,000	$ (900,000)	$ 5,300,000